Earnings per share - Schedule of Numbers of Shares Earnings Per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average number of shares in issue
Basic	4,914	4,886	4,860
Dilution for share options and awards	57	55	49
Diluted	4,971	4,941	4,909